CONSOLIDATED BALANCE SHEETS (Parenthetical) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2018 USD ($) shares
Investments available for sale, at fair value, restricted investments	₨ 1,634,673.3	$ 23,636.1	₨ 1,354,027.6
Loans, allowance	₨ 148,232.0	$ 2,143.4	₨ 112,507.2	$ 1,626.8
Equity shares, par value | ₨ / shares	₨ 2.0		₨ 2.0
Equity shares, authorized	3,250,000,000	3,250,000,000	3,250,000,000	3,250,000,000
Equity shares, issued	2,723,306,610	2,723,306,610	2,595,090,267	2,595,090,267
Equity shares, outstanding	2,723,306,610	2,723,306,610	2,595,090,267	2,595,090,267